Financial Risk Management - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Jun. 30, 2023
Foreign Currency Fair Value Hedge Derivative [Line Items]
Cash and cash equivalents	$ 4,909	$ 3,020	$ 1,535
Credit risk, financial instrument maximum exposure	65
Credit risk, uninsured cash and cash equivalents	4,382
Liquidity Risk [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Liquidity risk maximum exposure	2,283
Foreign exchange risk [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Financial risk, accounts payable and accrued liabilities, net	$ 36
Maximum exposure of financial currency due to exchange rates, description	Foreign exchange risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. If foreign exchange rates were to fluctuate within +/-10% of the closing rate at year-end, the maximum exposure is $4.
Foreign exchange risk maximum exposure	$ 4
Cash and cash equivalents	$ 4,909
Maximum exposure of interest rate risk, description	The Company’s cash balance currently earns interest at standard bank rates. If interest rates were to fluctuate within +/-10% of the closing rate at year end the impact of the Company’s interest-bearing accounts will not be significant due to the current low market interest rates.